Vanguard Target Retirement 2040 Fund

Schedule of Investments (unaudited)

As of June 30, 2019

		Market
		Value
	Shares	($000)
Investment Companies (100.2%)
U.S. Stock Fund (50.4%)
Vanguard Total Stock Market Index Fund Investor Shares	196,445,443	14,342,482

International Stock Fund (33.5%)
Vanguard Total International Stock Index Fund Investor Shares	563,995,505	9,548,444

U.S. Bond Fund (11.5%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	299,756,034	3,264,343

International Bond Fund (4.8%)
Vanguard Total International Bond Index Fund Investor Shares	118,224,546	1,352,489
Total Investment Companies (Cost $20,267,720)		28,507,758
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 2.499% (Cost $8,917)	89,158	8,917
Total Investments (100.2%) (Cost $20,276,637)		28,516,675
Other Assets and Liabilities-Net (-0.2%)		(46,888)
Net Assets (100%)		28,469,787

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York
Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

At June 30, 2019, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

Target Retirement 2040 Fund

C. Transactions during the period in affiliated underlying Vanguard funds were as follows:

					Current Period Transactions
	Sept. 30,		Proceeds					June 30,
	2018		from	Realized	Change in		Capital Gain	2019
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market
Liquidity Fund	11	NA1	NA1	1	1	130	—	8,917
Vanguard Total
Bond Market II
Index Fund	2,828,171	868,428	590,075	(11,114)	168,933	63,361	—	3,264,343
Vanguard Total
International
Bond
Index Fund	1,138,754	212,495	61,162	(330)	62,732	31,443	—	1,352,489
Vanguard Total
International
Stock
Index Fund	8,962,774	926,300	138,287	(515)	(201,828)	216,329	—	9,548,444
Vanguard Total
Stock Market
Index Fund	13,505,535	929,880	209,071	236	115,902	180,727	—	14,342,482
Total	26,435,245	2,937,103	998,595	(11,722)	145,740	491,990	—	28,516,675
1 Not applicable—purchases and sales are for temporary cash investment purposes.